INCOME TAXES (Tables)	12 Months Ended
May. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
For the years ended May 31, 2015 and 2014, the components of income tax benefit (expense) consist of the following:

	Year Ended May 31, 2015	Year Ended May 31, 2014
Current:
Federal	$0	$0
State	0	0

Deferred:
Federal	3,951,000	4,028,000
State	697,000	711,000
Tax credits	219,000	185,000
Permanent timing difference	(2,997,000)	(2,999,000)
Increase in valuation allowance	(1,870,000)	(1,925,000)
Income tax benefit	$0	$0

Schedule of Effective Income Tax Rate Reconciliation
Income tax as a percentage of income for the year ended May 31, 2015 and 2014 differ from statutory federal income tax rates due to the following:

	Year Ended May 31, 2015	Year Ended May 31, 2014
Statutory federal income tax rate	(34)%	(34)%
State income taxes, net of federal income tax impact	(6)%	(6)%
Change in valuation allowance	16%	17%
Permanent timing differences	26%	25%
General business credit/other	(2)%	(2)%
	0%	0%

Schedule of Deferred Tax Assets and Liabilities
The components of the net deferred tax asset as of May 31, 2015 and 2014 are as follows:

	May 31, 2015	May 31, 2014
Assets:
Net operating losses	$23,200,000	$21,550,000
General business credit	2,759,000	2,540,000
Deferred tax assets	25,959,000	24,090,000
Liability:
Gross deferred tax asset	25,959,000	24,090,000
Less valuation allowance	(25,959,000)	(24,090,000)
Deferred tax asset, net of valuation allowance	$0	$0